Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized direct cost amortization, period	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized direct cost amortization, period	5 years